SHAREHOLDERS' EQUITY (Schedule of share options outstanding and exercisable under 2008 Plan) (Details) - $ / shares	1 Months Ended	5 Months Ended	12 Months Ended
	Feb. 23, 2021	May 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of options
Granted	300,000	452,020
2008 Plan [Member]
Number of options
Options outstanding		153,882	153,882	153,882
Options outstanding			153,882	153,882	153,882
Exercisable at the end of the year			153,882
Weighted-average exercise price
Outstanding at the beginning of the year		$ 0.24	$ 0.24	$ 0.24
Outstanding at the end of the year				$ 0.24	$ 0.24
Exercisable at the end of the year			$ 0.24
Weighted-average remaining contractual term
Outstanding at the beginning of the year			2 years 3 months	3 years 3 months	4 years 3 months
Exercisable at the end of the year			2 years 3 months